UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brigade Capital Management, LLC

Address:  399 Park Avenue, 16th Floor
          New York, New York 10022


13F File Number: 028-12820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Donald E. Morgan, III
Title:  Managing Member
Phone:  (212) 745-9700


Signature, Place and Date of Signing:

/s/ Donald E. Morgan, III           New York, NY             August 15, 2011
--------------------------     ----------------------     ----------------------
     [Signature]                    [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:   $2,582,724
                                          (thousands)


List of Other Included Managers:

       Form 13F File Number     Name

1.     028-12821                Brigade Leveraged Capital Structures Fund Ltd.


                                            FORM 13F INFORMATION TABLE
                                                June 30, 2011


COL 1                         COL 2            COL 3      COL 4             COL 5           COL 6           COL 7       COL 8

                                                          VALUE      SHRS OR     SH/  PUT/  INVESTMENT      OTHER  VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (X$1000)   PRN AMT     PRN  CALL  DISCRETION      MGRS   SOLE  SHARED NONE
--------------                ---------------  ------     ---------  --------    ---- ----- -----------     ----- -----  ------ ----
ALASKA AIR GROUP INC          COM              011659109     10,954     160,000  SH         Shared-Defined  1      160,000
ALASKA AIR GROUP INC          COM              011659109      2,738      40,000  SH         Sole                    40,000
ALLIANCE HEALTHCARE SRVCS IN  COM NEW          018606202      6,460   1,700,000  SH         Shared-Defined  1    1,700,000
AMERISTAR CASINOS INC         COM              03070Q101     10,186     429,626  SH         Shared-Defined  1      429,626
ANADARKO PETE CORP            COM              032511107     28,401     370,000       CALL  Shared-Defined  1      370,000
BON-TON STORES INC            COM              09776J101      3,901     401,382  SH         Shared-Defined  1      401,382
CARDTRONICS INC               COM              14161H108      5,863     250,000  SH         Shared-Defined  1      250,000
CHENIERE ENERGY INC           COM NEW          16411R208      5,496     600,000       CALL  Shared-Defined  1      600,000
CHILDRENS PL RETAIL STORES I  COM              168905107     17,796     400,000       PUT   Shared-Defined  1      400,000
CINEMARK HOLDINGS INC         COM              17243V102      4,142     200,000  SH         Shared-Defined  1      200,000
COLLECTIVE BRANDS INC         COM              19421W100      7,345     500,000  SH         Shared-Defined  1      500,000
DIANA CONTAINERSHIPS INC      COM              Y2069P101        352      49,390  SH         Sole                    49,390
DRYSHIPS INC.                 NOTE 5.000%12/0  262498AB4     18,000  20,000,000  PRN        Shared-Defined  1   20,000,000
ENSIGN GROUP INC              COM              29358P101      3,039     100,000       PUT   Shared-Defined  1      100,000
EVERGREEN SOLAR INC           NOTE 13.000% 4/1 30033RAE8      4,228  11,200,000  PRN        Shared-Defined  1   11,200,000
FAMILY DLR STORES INC         COM              307000109     10,512     200,000       PUT   Shared-Defined  1      200,000
FINISH LINE INC               CL A             317923100      8,560     400,000  SH         Shared-Defined  1      400,000
HEALTHSPRING INC              COM              42224N101     28,219     612,000  SH         Shared-Defined  1      612,000
HOLOGIC INC                   FRNT 2.000%12/1  436440AA9     22,000  22,680,000  PRN        Shared-Defined  1   22,680,000
HOLOGIC INC                   FRNT 2.000%12/1  436440AA9      4,700   4,845,000  PRN        Sole                 4,845,000
KENDLE INTERNATIONAL INC      NOTE 3.375% 7/1  48880LAA5     12,160  12,160,000  PRN        Shared-Defined  1   12,160,000
LIBERTY MEDIA CORP            DEB 4.000%11/1   530715AG6     21,960  37,700,000  PRN        Shared-Defined  1   37,700,000
LIBERTY MEDIA CORP            DEB 4.000%11/1   530715AG6      5,857  10,055,000  PRN        Sole                10,055,000
LIBERTY MEDIA CORP            DEB 3.750% 2/1   530715AL5      9,705  17,370,000  PRN        Shared-Defined  1   17,370,000
LIBERTY MEDIA CORP            DEB 3.750% 2/1   530715AL5      6,339  11,345,000  PRN        Sole                11,345,000
LIBERTY MEDIA CORP NEW        LIB STAR COM A   53071M708      9,329     123,989  SH         Shared-Defined  1      123,989
LIBERTY MEDIA CORP NEW        LIB STAR COM A   53071M708     16,553     220,000       PUT   Shared-Defined  1      220,000
LIVE NATION ENTERTAINMENT IN  COM              538034109      9,750     850,000  SH         Shared-Defined  1      850,000
LIZ CLAIBORNE INC             COM              539320101     18,504   3,458,700  SH         Shared-Defined  1    3,458,700
LORILLARD INC                 COM              544147101     97,983     900,000       PUT   Shared-Defined  1      900,000
M & F WORLDWIDE CORP          COM              552541104      8,398     325,000  SH         Shared-Defined  1      325,000
MACYS INC                     COM              55616P104      8,772     300,000  SH         Shared-Defined  1      300,000
MARATHON OIL CORP             COM              565849106     19,755     375,000       CALL  Shared-Defined  1      375,000
MTR GAMING GROUP INC          COM              553769100      8,090   2,670,022  SH         Shared-Defined  1    2,670,022
SANDERSON FARMS INC           COM              800013104      4,778     100,000       CALL  Shared-Defined  1      100,000
SANDERSON FARMS INC           COM              800013104     49,213   1,030,000       PUT   Shared-Defined  1    1,030,000
SELECT SECTOR SPDR TR         SBI INT-INDS     81369Y704     20,482     550,000       CALL  Shared-Defined  1      550,000
SELECT SECTOR SPDR TR         SBI INT-INDS     81369Y704        313       8,400       CALL  Sole                     8,400
SOUTHWEST AIRLS CO            COM              844741108      8,428     738,000       CALL  Shared-Defined  1      738,000
SOUTHWEST AIRLS CO            COM              844741108      4,134     362,000       CALL  Sole                   362,000
SPANSION INC                  COM CL A NEW     84649R200     29,423   1,526,856  SH         Shared-Defined  1    1,526,856
SPDR S&P 500 ETF TR           TR UNIT          78462F103    382,713   2,900,000       CALL  Sole                 2,900,000
SPDR S&P 500 ETF TR           TR UNIT          78462F103  1,570,443  11,900,000       PUT   Shared-Defined  1   11,900,000
SUN HEALTHCARE GROUP INC      COM              86677E100     14,808   1,846,381  SH         Shared-Defined  1    1,846,381
SUN HEALTHCARE GROUP INC      COM              86677E100        361      45,000  SH         Sole                    45,000
SUNPOWER CORP                 COM CL A         867652109      6,766     350,000       PUT   Shared-Defined  1      350,000
SUPERVALU INC                 COM              868536103     11,292   1,200,000       PUT   Shared-Defined  1    1,200,000
SYNOVUS FINL CORP             COM              87161C105        624     300,000  SH         Shared-Defined  1      300,000
TEMPLE INLAND INC             COM              879868107     22,900     770,000       CALL  Shared-Defined  1      770,000


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